Revenue - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Revenue From Contract With Customer Line Item
Amortization of incremental costs of obtaining contracts	$ 772	$ 27	$ 1,173	$ 1,941
Telecommunications Business [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 29,501
Remaining performance obligations, timing of satisfaction	The Company expects to recognize such revenue of $18,729 million, $9,082 million and $1,690 million in 2021, 2022 and 2023, respectively.	The Company expects to recognize such revenue of $18,729 million, $9,082 million and $1,690 million in 2021, 2022 and 2023, respectively.
Telecommunications Business [Member] | Year 1 [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 18,729
Telecommunications Business [Member] | Later than one year and not later than two years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	9,082
Telecommunications Business [Member] | Later than two years and not later than three years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	1,690
Project Business [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 18,555
Remaining performance obligations, timing of satisfaction	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $7,977 million, $5,897 million and $4,681 million in 2021, 2022 and 2023, respectively.	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $7,977 million, $5,897 million and $4,681 million in 2021, 2022 and 2023, respectively.
Project Business [Member] | Year 1 [Member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 7,977
Project Business [Member] | Later than one year and not later than two years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	5,897
Project Business [Member] | Later than two years and not later than three years [member]
Revenue From Contract With Customer Line Item
Transaction price allocated to performance obligations	$ 4,681